Note 6 (Tables)	6 Months Ended
Jun. 30, 2022
Risk Management [Abstract]
Amount of payment deferral and financing with public guarantees of the Group [Table Text Block]
The outstanding balance of existing loans for which a payment deferral was granted (split by those existing at end of the period and those that were completed by period-end closing) under EBA standards and for which financing was granted with public guarantees given at a Group level, as well as the number of customers of both measures, as of June 30, 2022 and December 31, 2021, are as follows:

Amount of payment deferrals and financing with public guarantees of the Group (Millions of Euros)
	Payment deferrals				Financing with public guarantees
	Existing	Completed	Total	Number of customers	Total	Number of customers	Total payment deferrals and guarantees	(%) credit investment
June 2022	—	19,998	19,998	1,940,865	16,032	254,945	36,030	9.4%
December 2021	189	21,743	21,931	2,188,720	16,093	264,809	38,025	10.9%

Amount of payment deferral and financing with public guarantees [Table Text Block]

Amount of payment deferral and financing with public guarantees (Millions of Euros)
	Payment deferrals						Financing with public guarantees
	Existing		Completed		Total
	June 2022	December 2021	June 2022	December 2021	June 2022	December 2021	June 2022	December 2021
Group	—	189	19,998	21,743	19,998	21,931	16,032	16,093
Customers	—	107	14,310	14,904	14,310	15,011	1,515	1,376
Of which: Mortgages	—	97	10,191	10,195	10,191	10,291	6	6
SMEs	—	44	3,528	3,950	3,528	3,994	11,115	10,911
Non-financial corporations	—	37	2,044	2,766	2,044	2,803	3,381	3,788
Other	—	—	116	122	116	122	21	18

Amount of payment deferrals by stages [Table Text Block]

Amount of payment deferrals by stages (Millions of Euros)
	Stage 1		Stage 2		Stage 3		Total
	June 2022	December 2021	June 2022	December 2021	June 2022	December 2021	June 2022	December 2021
Group	12,584	13,236	4,489	6,252	2,925	2,444	19,998	21,931
Customers	9,127	9,167	3,222	3,707	1,961	2,137	14,310	15,011
Of which: Mortgages	6,599	6,360	2,179	2,444	1,413	1,487	10,191	10,291
SMEs	2,530	2,609	745	1,131	253	254	3,528	3,994
Non-financial corporations	832	1,364	500	1,387	712	53	2,044	2,803
Other	94	95	23	27	—	—	116	122

Maximum credit risk exposure [Table Text Block]
In accordance with IFRS 7 “Financial Instruments: Disclosures”, the BBVA Group’s credit risk exposure by headings in the consolidated balance sheets as of June 30, 2022 and December 31, 2021 is provided below. It does not consider the loss allowances and the availability of collateral or other credit enhancements to enable compliance with payment obligations. The details are broken down by the nature of the financial instruments:

Maximum credit risk exposure (Millions of Euros)
	Notes	June 2022	Stage 1	Stage 2	Stage 3
Financial assets held for trading		78,010
Equity instruments	9	6,199
Debt securities	9	30,171
Loans and advances	9	41,640
Non-trading financial assets mandatorily at fair value through profit or loss		6,775
Equity instruments	10	6,411
Debt securities	10	124
Loans and advances	10	240
Financial assets designated at fair value through profit or loss	11	1,003
Derivatives (trading and hedging)		53,006
Financial assets at fair value through other comprehensive income		63,335
Equity instruments	12	1,612
Debt securities		61,697	60,900	772	25
Loans and advances to credit institutions	12	27	27	—	—
Financial assets at amortized cost		419,942	372,736	32,580	14,626
Debt securities		38,347	38,079	238	29
Loans and advances to central banks		6,764	6,764	—	—
Loans and advances to credit institutions		13,031	13,009	22	—
Loans and advances to customers		361,800	314,884	32,320	14,597
Total financial assets risk		622,071
Total loan commitments and financial guarantees		184,898	171,912	11,857	1,128
Loan commitments given	30	132,088	124,593	7,271	224
Financial guarantees given	30	14,308	12,887	1,121	300
Other commitments given	30	38,502	34,433	3,465	604
Total maximum credit exposure		806,969

Maximum credit risk exposure (Millions of Euros)
	Notes	December 2021	Stage 1	Stage 2	Stage 3
Financial assets held for trading		92,560
Equity instruments	9	15,963
Debt securities	9	25,790
Loans and advances	9	50,807
Non-trading financial assets mandatorily at fair value through profit or loss		6,086
Equity instruments	10	5,303
Debt securities	10	128
Loans and advances	10	655
Financial assets designated at fair value through profit or loss	11	1,092
Derivatives (trading and hedging)		43,687
Financial assets at fair value through other comprehensive income		60,495
Equity instruments	12	1,320
Debt securities		59,148	58,587	561	—
Loans and advances to credit institutions	12	27	27	—	—
Financial assets at amortized cost		383,870	334,772	34,418	14,680
Debt securities		34,833	34,605	205	22
Loans and advances to central banks		5,687	5,687	—	—
Loans and advances to credit institutions		13,295	13,285	10	—
Loans and advances to customers		330,055	281,195	34,203	14,657
Total financial assets risk		587,789
Total loan commitments and financial guarantees		165,941	152,914	12,070	957
Loan commitments given	30	119,618	112,494	6,953	171
Financial guarantees given	30	11,720	10,146	1,329	245
Other commitments given	30	34,604	30,274	3,789	541
Total maximum credit exposure		753,730

Maximum credit risk exposure, accumulated allowances and carrying amount by geographical location [Table Text Block]
The breakdown by geographical location and stage of the maximum credit risk exposure, the accumulated allowances recorded and the carrying amount of the loans and advances to customers at amortized cost as of June 30, 2022 and December 31, 2021 is shown below:

June 2022 (Millions of Euros)
	Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (*)	211,506	183,564	19,865	8,077	(5,229)	(593)	(796)	(3,840)	206,278	182,972	19,070	4,236
Mexico	69,445	62,512	4,893	2,041	(2,424)	(951)	(447)	(1,025)	67,022	61,560	4,446	1,016
Turkey (**)	37,754	31,408	3,744	2,602	(2,145)	(302)	(336)	(1,507)	35,610	31,107	3,408	1,095
South America (***)	42,059	36,376	3,815	1,868	(1,886)	(337)	(345)	(1,203)	40,173	36,039	3,470	665
Others	1,035	1,024	3	9	(8)	(1)	—	(7)	1,027	1,023	2	2
Total (****)	361,800	314,884	32,320	14,597	(11,691)	(2,184)	(1,925)	(7,583)	350,110	312,700	30,395	7,014
Of which: individual					(2,148)	(29)	(550)	(1,568)
Of which: collective					(9,543)	(2,154)	(1,375)	(6,014)
(*) Spain includes all the countries where BBVA, S.A. operates
(**) Turkey includes all the countries in which Garanti BBVA operates.
(***) In South America, BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of June 30, 2022, the remaining balance was €223 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.

December 2021 (Millions of Euros)
		Gross exposure				Accumulated allowances				Carrying amount
	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3
Spain (*)	201,405	171,883	21,380	8,143	(5,277)	(722)	(923)	(3,631)	196,129	171,161	20,457	4,511
Mexico	57,847	51,665	4,261	1,921	(2,038)	(740)	(381)	(916)	55,809	50,925	3,880	1,005
Turkey (**)	33,472	26,497	4,134	2,841	(2,058)	(224)	(424)	(1,410)	31,414	26,273	3,711	1,431
South America (***)	36,335	30,166	4,425	1,744	(1,736)	(277)	(362)	(1,096)	34,599	29,889	4,062	648
Others	996	984	3	9	(8)	(1)	—	(7)	988	983	3	2
Total (****)	330,055	281,195	34,203	14,657	(11,116)	(1,964)	(2,091)	(7,061)	318,939	279,231	32,112	7,596
Of which: individual					(2,528)	(4)	(657)	(1,867)
Of which: collective					(8,587)	(1,959)	(1,434)	(5,194)
(*) Spain includes all the countries where BBVA, S.A. operates.
(**) Turkey includes all the countries in which Garanti BBVA operates.
(***) In South America, BBVA Group operates in Argentina, Colombia, Peru and Uruguay.
(****) The amount of the accumulated impairment includes the provisions recorded for credit risk over the remaining expected lifetime of purchased financial instruments. Those provisions were determined at the moment of the Purchase Price Allocation (PPA) and were originated mainly in the acquisition of Catalunya Banc S.A. (as of December 31, 2021, the remaining balance was €266 million). These valuation adjustments are recognized in the consolidated income statement during the residual life of the instrument or applied as allowances in the value of the financial instrument when the losses materialize.

Loans and advances breakdown by counterparty and product [Table Text Block]
The breakdown by counterparty and product of the maximum credit risk exposure, the accumulated allowances recorded, as well as the carrying amount by type of product, classified in different headings of the assets as of June 30, 2022 and December 31, 2021 is shown below:

June 2022 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	6	—	249	2,837	639	3,731	3,920
Credit card debt	—	1	—	2	1,722	14,377	16,102	17,177
Commercial debtors		670	26	617	19,597	75	20,984	21,235
Finance leases	—	192	—	14	7,775	335	8,315	8,637
Reverse repurchase loans	890	—	2,086	2	—	—	2,977	2,981
Other term loans	5,447	20,025	3,672	6,648	125,046	141,799	302,636	312,463
Advances that are not loans	412	372	7,257	4,854	1,764	732	15,392	15,450
LOANS AND ADVANCES	6,748	21,266	13,041	12,386	158,741	157,957	370,138	381,862
By secured loans
Of which: mortgage loans collateralized by immovable property		312	—	245	23,976	96,526	121,060	124,210
Of which: other collateralized loans	692	4,940	1,757	435	6,041	2,103	15,968	16,328
By purpose of the loan
Of which: credit for consumption						47,635	47,635	50,915
Of which: lending for house purchase						96,780	96,780	98,336
By subordination
Of which: project finance loans					9,599		9,599	10,130

December 2021 (Millions of Euros)
	Central banks	General governments	Credit institutions	Other financial corporations	Non-financial corporations	Households	Total	Gross carrying amount
On demand and short notice	—	6	—	321	2,339	495	3,161	3,345
Credit card debt	—	—	—	1	1,504	12,523	14,030	14,949
Commercial debtors		791	—	476	18,191	66	19,524	19,766
Finance leases	—	191	—	14	7,388	317	7,911	8,256
Reverse repurchase loans	1,192	—	2,788	23	—	—	4,004	4,013
Other term loans	4,174	18,440	4,004	5,413	110,204	134,505	276,739	286,127
Advances that are not loans	315	394	6,510	3,554	1,805	630	13,208	13,263
LOANS AND ADVANCES	5,681	19,822	13,303	9,804	141,431	148,536	338,577	349,719
By secured loans
Of which: mortgage loans collateralized by immovable property		324	—	220	21,531	94,821	116,897	119,980
Of which: other collateralized loans	1,180	1,413	2,534	390	3,512	1,950	10,979	11,335
By purpose of the loan
Of which: credit for consumption						42,294	42,294	45,236
Of which: lending for house purchase						95,209	95,209	96,612
By subordination
Of which: project finance loans					8,863		8,863	9,423

Guarantees Received [Table Text Block]
The value of guarantees received as of June 30, 2022 and December 31, 2021, is as follows:

Guarantees received (Millions of Euros)
	June 2022	December 2021
Value of collateral	125,757	117,362
Of which: guarantees normal risks under special monitoring	11,132	11,768
Of which: guarantees impaired risks	3,723	3,981
Value of other guarantees	38,957	48,680
Of which: guarantees normal risks under special monitoring	6,806	7,404
Of which: guarantees impaired risks	992	886
Total value of guarantees received	164,714	166,042

Impaired Secured Loans [Table Text Block]
The breakdown of loans and advances, within the heading “Financial assets at amortized cost”, impaired loans and advances and accumulated impairment, as well as the gross carrying amount, by counterparties as of June 30, 2022 and December 31, 2021, is as follows:

June 2022 (Millions of Euros)
	Gross carrying amount	Impaired loans and advances	Accumulated impairment	Impaired loans and advances as a % of the total
Central banks	6,764	—	(16)	—
General governments	21,300	52	(35)	0.2%
Credit institutions	13,031	—	(17)	—
Other financial corporations	12,434	40	(48)	0.3%
Non-financial corporations	164,461	7,167	(5,875)	4.4%
Households	163,604	7,339	(5,732)	4.5%
LOANS AND ADVANCES	381,596	14,597	(11,724)	3.8%

December 2021 (Millions of Euros)
	Gross carrying amount	Impaired loans and advances	Accumulated impairment	Impaired loans and advances as a % of the total
Central banks	5,687	—	(6)	—
General governments	19,719	62	(37)	0.3%
Credit institutions	13,295	—	(19)	—
Other financial corporations	9,826	24	(23)	0.2%
Non-financial corporations	146,797	7,290	(5,804)	5.0%
Households	153,714	7,281	(5,253)	4.7%
LOANS AND ADVANCES	349,037	14,657	(11,142)	4.2%

Changes in impaired financial assets and guarantees given [Table Text Block]
The changes during the six months ended June 30, 2022, and the year ended December 31, 2021 of impaired financial assets (financial assets and guarantees given) are as follows:

Changes in impaired financial assets and guarantees given (Millions of Euros)
	June 2022	December 2021
Balance at the beginning	15,467	15,478
Additions	3,908	8,556
Decreases (*)	(2,981)	(4,555)
Net additions	927	4,001
Amounts written-off	(1,158)	(3,613)
Exchange differences and other	342	(399)
Balance at the end	15,578	15,467
(*) Reflects the total amount of impaired loans derecognized from the consolidated balance sheet throughout the period as a result of monetary recoveries as well as mortgage foreclosures and real estate assets received in lieu of payment.

Positive scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]
BBVA Research forecasts a maximum of five years for the macroeconomic variables. The following estimates for the next five years of the Gross Domestic Product (GDP) growth, of the unemployment rate and of the House Price Index (HPI), for the most relevant countries where it represents a significant factor, are determined by BBVA Research and have been used at the time of the calculation of the ECL as of June 30, 2022:

Positive scenario of GDP, unemployment rate and HPI for the main geographies
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2022	4.77%	12.98%	(0.52)%	2.09%	3.43%	1.26%	6.43%	10.98%
2023	3.76%	12.25%	4.93%	2.78%	3.24%	3.16%	5.36%	11.98%
2024	3.89%	11.29%	1.69%	1.91%	3.21%	3.63%	4.15%	13.19%
2025	2.78%	10.25%	0.90%	1.83%	3.17%	3.73%	3.37%	13.86%
2026	2.69%	9.06%	0.59%	1.78%	3.12%	3.85%	3.11%	14.05%
2027	2.56%	8.14%	0.62%	1.78%	3.07%	3.80%	3.08%	14.05%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2022	4.63%	8.90%	8.30%	11.50%	5.85%	12.06%
2023	4.62%	8.39%	4.88%	9.35%	3.42%	11.76%
2024	2.71%	7.53%	2.18%	7.86%	3.21%	11.15%
2025	2.29%	7.47%	2.59%	6.85%	3.52%	10.30%
2026	2.26%	7.16%	2.63%	6.89%	3.53%	9.65%
2027	2.17%	6.96%	2.63%	6.81%	3.56%	9.46%

Estimate of GDP, unemployment rate and HPI for the main geographies [Table Text Block]

Estimate of GDP, unemployment rate and HPI for the main geographies
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2022	4.14%	14.18%	(1.93)%	1.23%	3.55%	1.32%	2.51%	12.19%
2023	3.28%	13.85%	3.34%	2.15%	3.43%	3.04%	3.03%	13.36%
2024	3.80%	12.90%	1.15%	1.81%	3.36%	3.52%	3.99%	13.80%
2025	2.78%	11.83%	0.47%	1.79%	3.30%	3.76%	3.25%	14.09%
2026	2.69%	10.58%	0.14%	1.77%	3.25%	3.83%	2.98%	14.24%
2027	2.56%	9.38%	0.17%	1.76%	3.19%	3.78%	2.96%	14.23%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2022	1.99%	9.04%	3.50%	12.35%	4.46%	12.26%
2023	2.82%	8.62%	2.00%	10.40%	2.54%	12.05%
2024	2.56%	7.75%	2.00%	8.60%	3.21%	11.44%
2025	2.29%	7.66%	2.50%	7.38%	3.53%	10.59%
2026	2.26%	7.33%	2.50%	7.38%	3.53%	9.93%
2027	2.17%	7.14%	2.50%	7.30%	3.56%	9.52%

Negative scenario of GDP, unemployment rate and HPI for the main geographies [Table Text Block]

Negative scenario of GDP, unemployment rate and HPI for the main geographies
	Spain			Mexico			Turkey
Date	GDP	Unemployment	HPI	GDP	Unemployment	HPI	GDP	Unemployment
2022	3.54%	15.34%	(3.35)%	0.39%	3.68%	1.33%	(1.48)%	13.38%
2023	2.82%	15.40%	1.93%	1.50%	3.62%	2.83%	0.39%	14.80%
2024	3.72%	14.48%	0.57%	1.72%	3.53%	3.33%	3.84%	14.45%
2025	2.74%	13.40%	(0.17)%	1.73%	3.44%	3.68%	3.16%	14.33%
2026	2.65%	12.10%	(0.62)%	1.72%	3.38%	3.83%	2.91%	14.42%
2027	2.53%	10.88%	(0.59)%	1.72%	3.32%	3.78%	2.88%	14.39%

	Peru		Argentina		Colombia
Date	GDP	Unemployment	GDP	Unemployment	GDP	Unemployment
2022	(0.66)%	9.18%	(1.25)%	13.17%	3.06%	12.46%
2023	1.02%	8.87%	(1.25)%	11.41%	1.63%	12.33%
2024	2.41%	7.98%	1.79%	9.33%	3.20%	11.71%
2025	2.29%	7.87%	2.37%	7.88%	3.54%	10.86%
2026	2.26%	7.54%	2.34%	7.84%	3.53%	10.18%
2027	2.17%	7.35%	2.35%	7.79%	3.56%	9.59%

Expected loss variation as of June [Table Text Block]
Variation in expected loss is determined both by re-staging (that is: in worse scenarios due to the recognition of lifetime credit losses for additional operations that are transferred to stage 2 from stage 1 where 12 months of losses are valued; or vice versa in improvement scenarios) as well as variations in the collective risk parameters (PD and LGD) of each financial instrument due to the changes defined in the macroeconomic forecasts of the scenario.

June 2022 (*)
	BBVA Group					Spain			Mexico			Turkey
GDP	Total	Retail	Mortgages	Wholesaler	Fixed income	Total	Mortgages	Companies	Total	Mortgages	Cards	Total	Mortgages	Cards
-100 bps	2.58%	2.46%	1.89%	3.33%	1.35%	2.82%	1.96%	4.12%	3.14%	1.83%	4.65%	2.37%	2.36%	2.47%
+100 bps	(2.35)%	(2.24)%	(1.64)%	(2.98)%	(1.43)%	(2.53)%	(1.70)%	(3.65)%	(2.97)%	(1.69)%	(4.40)%	(1.94)%	(2.05)%	(1.88)%
Housing price
-100 bps							3.37%	0.28%		1.96%
+100 bps							(3.34)%	(0.28)%		(1.83)%
(*) Last available data as of May 31, 2022.

Changes In Loss Allowances Of Loans And Advances At Amortized Cost [Table Text Block]
Below are the changes in the six months ended June 30, 2022, and the year ended December 31, 2021 in the loss allowances recognized on the accompanying condensed consolidated balance sheets to cover the estimated impairment or reversal of impairment on loans and advances of financial assets at amortized cost:

Changes in loss allowances of loans and advances at amortized cost (Millions of Euros)
	June 2022	December 2021
Balance at the beginning of the period	(11,142)	(12,141)
Increase in loss allowances charged to income	(4,366)	(9,000)
Stage 1	(1,158)	(1,563)
Stage 2	(712)	(1,200)
Stage 3	(2,497)	(6,237)
Decrease in loss allowances charged to income	2,937	5,969
Stage 1	942	1,441
Stage 2	864	1,210
Stage 3	1,131	3,318
Transfer to written-off loans, exchange differences and other	846	4,031
Closing balance	(11,724)	(11,142)